Related undertakings - Summary of Full list of Related Parties - Australia to Italy (Detail)	12 Months Ended
Dec. 31, 2017 £ / shares
Australia [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Fitness Show Pty Ltd
Percentage of undertaking	8000.00%
Reg Office	Fordham Business Advisors Pty Ltd, Rialto South Tower Level 35, 525 Collins Street, Melbourne, Vic, 3000
Australia [member] | Adaptris Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Adaptris Pty Ltd
Percentage of undertaking	10000.00%
Reg Office	Building B, Level 2, Unit 11, 1 Maitland Place, Baulkham Hills NSW 2153,Australia
Australia [member] | Elsevier (Australia) Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier (Australia) Pty Ltd
Percentage of undertaking	10000.00%
Reg Office	‘Tower 2’ Level 10, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | Fair Events Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Fair Events Pty Ltd
Percentage of undertaking	4900.00%
Reg Office	Grant Thornton, Level 17, 393 Kent St, Sydney, NSW 2000, Australia
Australia [member] | First 4 Farming Australia Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	First 4 Farming Australia Pty Ltd
Percentage of undertaking	10000.00%
Reg Office	Building B, Level 2, Unit 11, 1 Maitland Place, Baulkham Hills NSW 2153,Australia
Australia [member] | LexisNexis Risk Solutions Assets Australia Pty Ltd [member] | Ordinary and Redeemable Preference [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Solutions Assets Australia Pty Ltd
Percentage of undertaking	10000.00%
Reg Office	‘Tower 2’ Level 10, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | LexisNexis Risk Solutions Australia Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Solutions Australia Pty Ltd
Percentage of undertaking	10000.00%
Reg Office	‘Tower 2’ Level 10, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | LexisNexis Risk Solutions Unit Trust [member] | Share Class Units [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Solutions Unit Trust
Percentage of undertaking	10000.00%
Reg Office	‘Tower 2’ Level 10, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | Reed Exhibitions Australia Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Australia Pty Ltd
Percentage of undertaking	10000.00%
Reg Office	Level 10, 10 Help Street, Chatswood NSW 2067, Australia
Australia [member] | Reed International Books Australia Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed International Books Australia Pty Ltd
Percentage of undertaking	10000.00%
Reg Office	‘Tower 2’ Level 10, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | Reed Oz Comic-Con Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Oz Comic-Con Pty Limited (80%)
Percentage of undertaking	8000.00%
Reg Office	Level 10, 10 Help Street, Chatswood NSW 2067, Australia
Australia [member] | RELX Australia Pty Limited [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Australia Pty Ltd
Percentage of undertaking	10000.00%
Reg Office	Level 10, 10 Help Street, Chatswood NSW 2067, Australia
Austria [member] | Expoxx Messebau GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Expoxx Messebau GmbH
Percentage of undertaking	10000.00%
Reg Office	Messeplatz 1, 1020, Wien, Austria
Austria [member] | LexisNexis Verlag ARD ORAC GmbH & Co KG [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Verlag ARD ORAC GmbH & Co KG
Percentage of undertaking	10000.00%
Reg Office	Marxergasse 25, 1030, Wien, Austria
Austria [member] | ORAC Gesellschaft m.b.H. [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	ORAC Gesellschaft m.b.H.
Percentage of undertaking	10000.00%
Reg Office	Marxergasse 25, 1030, Wien, Austria
Austria [member] | Reed CEE GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed CEE GmbH
Percentage of undertaking	10000.00%
Reg Office	Messeplatz 1, 1020, Wien, Austria
Austria [member] | Reed Messe Salzburg GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Messe Salzburg GmbH
Percentage of undertaking	10000.00%
Reg Office	Am Messezentrum 6, 5020, Salzburg, Austria
Austria [member] | Reed Messe Wien GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Messe Wien GmbH
Percentage of undertaking	10000.00%
Reg Office	Messeplatz 1, 1020, Wien, Austria
Austria [member] | RELX Austria GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Austria GmbH
Percentage of undertaking	10000.00%
Reg Office	Am Messezentrum 6, 5020, Salzburg, Austria
Austria [member] | System StandBau GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	System StandBau GmbH
Percentage of undertaking	10000.00%
Reg Office	Am Messezentrum 6, 5020, Salzburg, Austria
Belgium [member] | LexisNexis BVBA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis BVBA
Percentage of undertaking	10000.00%
Reg Office	Grotesteenweg-Zuid 39, 9052 Gent, Belgium
Belgium [member] | First 4 Farming Europe NV [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	First 4 Farming Europe NV
Percentage of undertaking	10000.00%
Reg Office	Leernseteenweg 128 Box E, 9800 Deinze, Belgium
Belgium [member] | First 4 Farming Europe NV [member] | Class B ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	First 4 Farming Europe NV
Percentage of undertaking	10000.00%
Reg Office	Leernseteenweg 128 Box E, 9800 Deinze, Belgium
Brazil [member] | Elsevier Editora Ltda [member] | Quotas [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Editora Ltda
Percentage of undertaking	10000.00%
Reg Office	Rua Sete de Setembro, nº 111, salas 601,1501/1502, 1601/1602, 1701/1702 e 802 – 8º Andar, Centro, cidade do Rio de Janeiro, estado do Rio de Janeiro, CEP 20.050-006
Brazil [member] | Elsevier Participacoes Ltda [member] | Quotas [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Participacoes Ltda
Percentage of undertaking	10000.00%
Reg Office	Rua Sete de Setembro, nº 111, salas 601,1501/1502, 1601/1602, 1701/1702 e 802 – 8º Andar, Centro, cidade do Rio de Janeiro, estado do Rio de Janeiro, CEP 20.050-006
Brazil [member] | Fircosoft Brazil Consultoria e Servicos de Informatica Ltda [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	FircoSoft Brazil Consultoria e Servicos de Informatica Ltda
Percentage of undertaking	10000.00%
Reg Office	Sao Paulo, State of Sao Paulo, at Rua Bela Cintra, nº 1.200, 8th floor, CEP 01415-002
Brazil [member] | LexisNexis Informaes e Sistemas Empresariais Ltda. [member] | Quotas shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Informações e Sistemas Empresariais Ltda
Percentage of undertaking	10000.00%
Reg Office	Rua Bela Cintra no. 1200, 10th floor, Sâo Paulo, 01415-001, Brazil
Brazil [member] | LexisNexis Servios de Anlise de Risco Ltda. [member] | Quotas shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Serviços de Análise de Risco Ltda
Percentage of undertaking	10000.00%
Reg Office	Rua Bela Cintra no. 1200, 10th floor, Sâo Paulo, 01415-001, Brazil
Brazil [member] | MLex Brasil Midia Mercadologica Ltda [member] | Quotas [member]
Disclosure of transactions between related parties [line items]
Company Name	MLex Brasil Midia Mercadologica Ltda
Percentage of undertaking	10000.00%
Reg Office	Avenida paulista, 2300-Piso Pilotis room 28, Sao Paulo, Sao Paulo 01310-300
Brazil [member] | Reed Exhibitions Alcntara Machado Ltda. [member] | Quotas shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Alcântara Machado Ltda
Percentage of undertaking	10000.00%
Reg Office	Rua Bela Cintra no. 1200, 10th floor, Sâo Paulo, 01415-001, Brazil
Canada [member] | LexisNexis Canada Inc. [member] | Class A non voting Ordinary Shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Canada Inc
Percentage of undertaking	10000.00%
Reg Office	123 Commerce Valley Drive East, Suite 700, Markham, Ontario, L3T 7W8, Canada
Canada [member] | LexisNexis Canada Inc. [member] | Class B voting Ordinary Shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Canada Inc
Percentage of undertaking	10000.00%
Reg Office	123 Commerce Valley Drive East, Suite 700, Markham, Ontario, L3T 7W8, Canada
Canada [member] | Reed Exhibitions Inc. [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Inc
Percentage of undertaking	10000.00%
Reg Office	905 King Street West, 4TH Floor, Toronto, Ontario, Canada M6K 3G9
Canada [member] | RELX Canada Ltd. [member] | Unlimited class A shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Canada Ltd
Percentage of undertaking	10000.00%
Reg Office	555 RIichmond Street West, Toronto, Ontario, Canada, M5V 3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class B shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Canada Ltd
Percentage of undertaking	10000.00%
Reg Office	555 RIichmond Street West, Toronto, Ontario, Canada, M5V 3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class C shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Canada Ltd
Percentage of undertaking	10000.00%
Reg Office	555 RIichmond Street West, Toronto, Ontario, Canada, M5V 3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class D shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Canada Ltd
Percentage of undertaking	10000.00%
Reg Office	555 RIichmond Street West, Toronto, Ontario, Canada, M5V 3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class E shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Canada Ltd
Percentage of undertaking	10000.00%
Reg Office	555 RIichmond Street West, Toronto, Ontario, Canada, M5V 3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class F shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Canada Ltd
Percentage of undertaking	10000.00%
Reg Office	555 RIichmond Street West, Toronto, Ontario, Canada, M5V 3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class G shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Canada Ltd
Percentage of undertaking	10000.00%
Reg Office	555 RIichmond Street West, Toronto, Ontario, Canada, M5V 3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class H shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Canada Ltd
Percentage of undertaking	10000.00%
Reg Office	555 RIichmond Street West, Toronto, Ontario, Canada, M5V 3B1
Chile [member] | Encyclopdie Mdico-Chirurgicale Chile Limitada [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Encyclopédie Médico-Chirurgicale Chile Limitada
Percentage of undertaking	100.00%
Reg Office	Serrano 172, Santiago, Chile
China [member] | Beijing Bakery China Exhibitions Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Beijing Bakery China Exhibitions Co., Ltd
Percentage of undertaking	25.00%
Reg Office	Zhongkun Building, Room 612, Gaoliangqiaoxie Street, No. 59, Haidan District, Beijing, 100044, China
China [member] | Beijing Medtime Elsevier Education Technology Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Beijing Medtime Elsevier Education Technology Co., Ltd
Percentage of undertaking	49.00%
Reg Office	West Building of Administration Building, Xueyuan Road No. 38 Peking University Health Science Center, Haidan District, Beijing, 100191, China
China [member] | Beijing Reed Elsevier Science and Technology Co, Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Beijing Reed Elsevier Science and Technology Co., Ltd
Percentage of undertaking	100.00%
Reg Office	Oriental Plaza, No. 1 East Chang An Ave, Tower W1, 7th Floor, Unit 1-7, Dong Cheng District, Beijing, 100738, China
China [member] | Beijing Reed Guanghe Exhibition Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Beijing Reed Guanghe Exhibition Co., Ltd
Percentage of undertaking	80.00%
Reg Office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
China [member] | C-One Energy Co Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	C-One Energy Co., Ltd
Percentage of undertaking	100.00%
Reg Office	9/F, No 3 Zhongshan Er Road, Guangzhou, China
China [member] | Genilex Information Technology Co. Ltd. [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Genilex Information Technology Co., Ltd
Percentage of undertaking	40.00%
Reg Office	Unit 2480, Building 2, No. 7, Chuangxin Road, Science Park of Changping District, Beijing, China
China [member] | ICIS Consulting (Beijing) Co Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	ICIS Consulting (Beijing) Co., Ltd
Percentage of undertaking	100.00%
Reg Office	Room 12B, 7th Floor, Oriental Plaza, 1 East Chang An Avenue, Beijing, China
China [member] | KeAi Communications Co Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	KeAi Communications Co., Ltd
Percentage of undertaking	49.00%
Reg Office	16 Donghuangchenggen North Street, Beijing, 100717, China
China [member] | LexisNexis Risk Solutions (Shanghai) Information Technologies Co., Ltd. [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Solutions (Shanghai) Information Technologies Co., Ltd
Percentage of undertaking	100.00%
Reg Office	Room 5106, Raffle City, 268 Middle Xizang Road, Huangpu District, Shanghai, 200001, China
China [member] | MLex Consulting (Beijing) Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	MLex Consulting (Beijing) Co., Ltd
Percentage of undertaking	100.00%
Reg Office	Room A 100 of Room 0307, Floor 3, Building 3, 7 Middle Dongsanhuan road, Chaoyang District, Beijing
China [member] | Reed Elsevier Information Technology (Beijing) Co. Ltd. [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Elsevier Information Technology (Beijing) Co., Ltd
Percentage of undertaking	100.00%
Reg Office	Oriental Plaza, No. 1 East Chang An Ave, Tower W1, 7th Floor, Unit 1-7, Dong Cheng District, Beijing, 100738, China
China [member] | Reed Exhibitions (China) Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions (China) Co., Ltd
Percentage of undertaking	100.00%
Reg Office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
China [member] | Reed Exhibitions (Shanghai) Co. Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions (Shanghai) Co., Ltd
Percentage of undertaking	100.00%
Reg Office	Intercontinental Center, 42F, 100 Yutong Road, Zhabei District, Shanghai, 200070, China
China [member] | Reed Hongda Exhibitions (Henan) Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Hongda Exhibitions (Henan) Co., Ltd
Percentage of undertaking	51.00%
Reg Office	World Expo Mansion, 14F, No. 04-05, No. 8 Business Out Ring Road, Zhengzou New District, Zhengzou, 450000, China
China [member] | Reed Huabai Exhibitions (Beijing) Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Huabai Exhibitions (Beijing) Co., Ltd
Percentage of undertaking	51.00%
Reg Office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
China [member] | Reed Huabo Exhibitions (Shenzhen) Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Huabo Exhibitions (Shenzhen) Co., Ltd
Percentage of undertaking	65.00%
Reg Office	Shenzhen International Chamber of Commerce Tower, Room 1801-1802, 1805, Fuhua 3rd Road, Futian District, Shenzhen, 518048, China
China [member] | Reed Huaqun Exhibitions Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Huaqun Exhibitions Co., Ltd
Percentage of undertaking	52.00%
Reg Office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
China [member] | Reed Kuozhan Exhibitions Shanghai Co Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Kuozhan Exhibitions (Shanghai) Co., Ltd
Percentage of undertaking	60.00%
Reg Office	Intercontinental Center, 42F, 100 Yutong Road, Zhabei District, Shanghai, 200070, China
China [member] | Reed Sinopharm Exhibitions Co. Ltd. [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Sinopharm Exhibitions Co., Ltd
Percentage of undertaking	50.00%
Reg Office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
China [member] | RELX (China) Investment Co., Ltd. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX (China) Investment Co., Ltd
Percentage of undertaking	100.00%
Reg Office	Room 319, 238 Jiangchangsan Road, Jing’an District, Shanghai, China
China [member] | Shanghai CBI Business Development Co. Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Shanghai CBI Business Development Co., Ltd
Percentage of undertaking	100.00%
Reg Office	Room 702-2, 200 Huiyuan Road, Jiading Industrial Area, Shanghai
China [member] | Shanghai Datong Medical Information Technology Co, Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Shanghai Datong Medical Information Technology Co., Ltd
Percentage of undertaking	100.00%
Reg Office	No 498, GouShouJing Road, Building 6 Unit 12502-505, Shanghai, Pudong New District, 201203, China
China [member] | Shanghai SinoReal Exhibitions Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Shanghai SinoReal Exhibitions Co., Ltd
Percentage of undertaking	27.50%
Reg Office	Building 2, Room No. 3895, Changjiang Avenue, No. 161, Changliang Farm, Chongming County, Shanghai Municipality
Colombia [member] | LexisNexis Risk Solutions S.A.S. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Solutions S.A.S.
Percentage of undertaking	100.00%
Reg Office	Philippe Prietocarrizosa & Uria Abogados, Carrera 9 No. 74-08 Oficina 105, Bogotá, d.c., 76600, Colombia
Denmark [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier A/S
Percentage of undertaking	100.00%
Reg Office	Niels Jernes Vej 10, 9220, Aalborg Øst, Denmark
Denmark [member] | Reed Elsevier Denmark ApS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Elsevier Denmark ApS
Percentage of undertaking	100.00%
Reg Office	Niels Jernes Vej 10, 9220, Aalborg Øst, Denmark
Dubai [member] | Reed Exhibitions Free Zone-LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Free Zone-LLC
Percentage of undertaking	100.00%
Reg Office	Office No. 328, Building 02, third floor, P.O. Box 502425, Dubai, United Arab Emirates
Dubai [member] | RELX Middle East FZ-LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Middle East FZ-LLC
Percentage of undertaking	100.00%
Reg Office	Al Sufouh Complex, Floor 3, No. 304, Dubai, United Arab Emirates
Egypt [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Egypt LLC
Percentage of undertaking	100.00%
Reg Office	Land Mark Office Building, 2nd Floor, 90th Street, City Center, 5th Settlement, New Cairo, Cairo, Egypt
France [member] | Elsevier Holding France SAS [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Holding France SAS
Percentage of undertaking	100.00%
Reg Office	65, rue Camille 92130, Issy les Moulineaux, France
France [member] | Elsevier Masson SAS [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Masson SAS
Percentage of undertaking	100.00%
Reg Office	65, rue Camille Desmoulins, 92130, Issy les Moulineaux, France
France [member] | Evoluprint SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Evoluprint SAS
Percentage of undertaking	100.00%
Reg Office	Parc Euronord – 10, rue du Parc – 31150 Bruguieres
France [member] | Fircosoft SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Fircosoft SAS
Percentage of undertaking	100.00%
Reg Office	247 rue de Bercy 75012 Paris
France [member] | Gie Juris-Data [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Gie Edi-Data
Percentage of undertaking	100.00%
Reg Office	141 rue de Javel, 75015 Paris
France [member] | Gie Juris-Data [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Gie Juris-Data
Percentage of undertaking	100.00%
Reg Office	141 rue de Javel, 75015 Paris
France [member] | GIE PRK - Publicite Robert Krier [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	GIE PRK - Publicite Robert Krier
Percentage of undertaking	100.00%
Reg Office	52 Quai de Dion Bouton 92800 Puteaux
France [member] | LexisNexis Business Information Solutions [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Business Information Solutions
Percentage of undertaking	100.00%
Reg Office	141 rue de Javel, 75015 Paris
France [member] | LexisNexis Business Information Solutions Holding [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Business Information Solutions Holding
Percentage of undertaking	100.00%
Reg Office	Immeuble « Technopolis », 350 rue Georges Besse –Nîmes (30000)
France [member] | LexisNexis International Development Services [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis International Development Services
Percentage of undertaking	100.00%
Reg Office	141 rue de Javel, 75015 Paris
France [member] | LexisNexis SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis SA
Percentage of undertaking	100.00%
Reg Office	141 rue de Javel, 75015 Paris
France [member] | Reed Exhibitions ISG SARL [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions ISG SARL
Percentage of undertaking	100.00%
Reg Office	27 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
France [member] | Reed Expositions France SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Expositions France SAS
Percentage of undertaking	100.00%
Reg Office	52 Quai de Dion Bouton 92800 Puteaux
France [member] | Reed Midem SAS [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Midem SAS
Percentage of undertaking	100.00%
Reg Office	27-33 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
France [member] | Reed Organisation SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Organisation SAS
Percentage of undertaking	100.00%
Reg Office	52 Quai de Dion Bouton 92800 Puteaux
France [member] | RELX France S.A. [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX France S.A.
Percentage of undertaking	100.00%
Reg Office	27-33 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
France [member] | SAFI SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	SAFI SA
Percentage of undertaking	100.00%
Reg Office	6-8 Rue Chaptal, 75009 Paris
Germany [member] | Collexis GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Collexis GmbH
Percentage of undertaking	100.00%
Reg Office	Theodor-Heuss-Allee 108, D-60488, Frankfurt am Main, Hesse, Germany
Germany [member] | Elsevier GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier GmbH
Percentage of undertaking	100.00%
Reg Office	Theodor-Heuss-Allee 108, D-60488, Frankfurt am Main, Hesse, Germany
Germany [member] | Elsevier Information Systems GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Information Systems GmbH
Percentage of undertaking	100.00%
Reg Office	Theodor-Heuss-Allee 108, D-60488, Frankfurt am Main, Hesse, Germany
Germany [member] | LexisNexis GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis GmbH
Percentage of undertaking	100.00%
Reg Office	Heerdter Sandberg 30, 40549, Dusseldorf, Germany
Germany [member] | MedCongress GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	MedCongress GmbH
Percentage of undertaking	100.00%
Reg Office	Volklinger Strasse 4, 40219, Dusseldorf, Germany
Germany [member] | REC Publications GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	REC Publications GmbH
Percentage of undertaking	100.00%
Reg Office	Volklinger Strasse 4, 40219, Dusseldorf, Germany
Germany [member] | Reed Exhibitions (Germany) GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions (Germany) GmbH
Percentage of undertaking	100.00%
Reg Office	Volklinger Strasse 4, 40219, Dusseldorf, Germany
Germany [member] | Reed Exhibitions Deutschland GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Deutschland GmbH
Percentage of undertaking	100.00%
Reg Office	Volklinger Strasse 4, 40219, Dusseldorf, Germany
Germany [member] | Reed Exhibitions Holdings GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Holdings GmbH
Percentage of undertaking	100.00%
Reg Office	Volklinger Strasse 4, 40219, Dusseldorf, Germany
Germany [member] | Reed Travel (Germany) GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Travel (Germany) GmbH
Percentage of undertaking	100.00%
Reg Office	Schwannstr. 6, 40476 Dusseldorf
Germany [member] | RELX Deutschland GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Deutschland GmbH
Percentage of undertaking	100.00%
Reg Office	Volklinger Strasse 4, 40219, Dusseldorf, Germany
Germany [member] | Tschach Solutions GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Tschach Solutions GmbH
Percentage of undertaking	100.00%
Reg Office	Steinhauserstrasse 9, 76135 , Karlsruhe, Germany
Hong kong [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Business Information (China) Ltd
Percentage of undertaking	100.00%
Reg Office	Level 28, Building 8, 3 Pacific Place, 1 Queens Road East, HONG KONG, Hong Kong
Hong kong [member] | Ascend China Holding Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Ascend China Holding Limited
Percentage of undertaking	100.00%
Reg Office	20/F Alexandra House, 18 Chater Road, Central, Hong Kong
Hong kong [member] | CBI Group Co. Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	CBI Group Co. Ltd
Percentage of undertaking	20.00%
Reg Office	Unit 204 2/F, Malaysia Bldg., 50 Gloucester Rd, Wanchai, Hong Kong
Hong kong [member] | JC Exhibition and Promotion Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	JC Exhibition and Promotion Limited
Percentage of undertaking	65.00%
Reg Office	20/F Alexandra House, 18 Chater Road, Central, Hong Kong
Hong kong [member] | JYLN Sager Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	JYLN Sager Limited
Percentage of undertaking	40.00%
Reg Office	Flat 2, 19/F Henan Building 90-92, Jaffe Road Wanchai, Hong Kong, Hong Kong
Hong kong [member] | MLex Asia Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	MLex Asia Ltd
Percentage of undertaking	91.00%
Reg Office	703 Silvercord, Tower 2, 30 Canton Road, Tsimshatsui, Kowloon, Hong Kong
Hong kong [member] | Reed Exhibitions Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Limited
Percentage of undertaking	100.00%
Reg Office	Flat 2, 19/F Henan Building 90-92, Jaffe Road Wanchai, Hong Kong, Hong Kong
Hong kong [member] | RELX (Greater China) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX (Greater China) Ltd
Percentage of undertaking	100.00%
Reg Office	3901, 39th Floor Hopewell Center, 183 Queens Road East, Wanchai, Hong Kong, Hong Kong
India [member] | B I Churchill Living Stone Pvt Ltd [member] | Equity shares [member]
Disclosure of transactions between related parties [line items]
Company Name	B I Churchill Living Stone Pvt Ltd
Percentage of undertaking	100.00%
Reg Office	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
India [member] | Comic Con India Private Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Comic Con India Private Limited
Percentage of undertaking	36.00%
Reg Office	B9/5 Vasant Vihar, New Delhi, 110057, India
India [member] | FircoSoft India Private Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	FircoSoft India Private Ltd
Percentage of undertaking	100.00%
Reg Office	n°664 Level 6 – Chennai Regus – Citi Centre – 10/11 Dr Radhakrishnan Salai, Mylapore – Chennai 600004
India [member] | Harcourt (India) Pvt Ltd [member] | Equity shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Harcourt (India) Pvt Ltd
Percentage of undertaking	100.00%
Reg Office	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
India [member] | Reed Elsevier Publishing (India) Pvt. Ltd. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Elsevier Publishing (India) Pvt. Ltd.
Percentage of undertaking	100.00%
Reg Office	18, Kotla Lane, Rouse Avenue, New Delhi, 110002, India
India [member] | Reed Manch Exhibitions Private Ltd (70%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Manch Exhibitions Private Limited
Percentage of undertaking	70.00%
Reg Office	B-15/192, Pharma Apartments, Patparganj, , I.P. Extension, New Delhi, 110092, India
India [member] | Reed SI Exhibitions Private Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed SI Exhibitions Private Limited
Percentage of undertaking	51.00%
Reg Office	B-9, “A” Block, LSC, Naraina Vihar, Ring Road, New Delhi, 110028, India
India [member] | Reed Triune Exhibitions Private Ltd (72%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Triune Exhibitions Private Limited
Percentage of undertaking	72.00%
Reg Office	#25, 3rd floor, 8th Main Road, Vasanthnager, Bangalore, 560052, India
India [member] | RELX India Private Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX India Private Limited
Percentage of undertaking	100.00%
Reg Office	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
Indonesia [member] | PT Reed Panorama Exhibitions [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	PT Reed Panorama Exhibitions
Percentage of undertaking	50.00%
Reg Office	Panorama Building, 5th Floor, Jalan Tomang Raya No. 63, Jakarta, 11440, Indonesia
Ireland [member] | Armanatta Holding Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Armanatta Holding Limited
Percentage of undertaking	100.00%
Reg Office	#N/A
Ireland [member] | Butterworth (Ireland) Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Butterworth (Ireland) Limited
Percentage of undertaking	100.00%
Reg Office	#N/A
Ireland [member] | Elsevier Services Ireland Limited [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Services Ireland Limited
Percentage of undertaking	100.00%
Reg Office	#N/A
Ireland [member] | I.W.P.M. (Holdings) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	I.W.P.M. (Holdings) Limited
Percentage of undertaking	100.00%
Reg Office	#N/A
Ireland [member] | I.W.P.M. (Holdings) Ltd [member] | 6% cumulative shares [member]
Disclosure of transactions between related parties [line items]
Company Name	I.W.P.M. (Holdings) Limited
Percentage of undertaking	100.00%
Reg Office	#N/A
Dividend per share	£ 0.06
Ireland [member] | I.W.P.M. (Holdings) Ltd [member] | Deferred ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	I.W.P.M. (Holdings) Limited
Percentage of undertaking	100.00%
Reg Office	#N/A
Ireland [member] | LexisNexis Risk Solutions (Ireland) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Solutions (Ireland) Ltd
Percentage of undertaking	100.00%
Reg Office	#N/A
Ireland [member] | LexisNexis Risk Solutions (Europe) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Solutions (Europe) Ltd
Percentage of undertaking	100.00%
Reg Office	#N/A
Israel [member] | Lexis Nexis Israel Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Israel Ltd.
Percentage of undertaking	100.00%
Reg Office	Meitar, attorneys at Law, 16 Abba Hillel Road, Ramat Gan, 5250608, Israel
Italy [member] | Elsevier SRL [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier S.R.L.
Percentage of undertaking	100.00%
Reg Office	Via Marostica 1, 20146, Milan, Italy
Italy [member] | ICIS Italia SRL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	ICIS Italia SRL
Percentage of undertaking	100.00%
Reg Office	Studio Colombo e Associati, Via Cino del Duca 5, 20122, Milano, Italy
Italy [member] | Reed Exhibitions ISG Italy SRL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions ISG Italy S.R.L .
Percentage of undertaking	100.00%
Reg Office	Via Marostica 1, 20146, Milan, Italy
Italy [member] | Reed Exhibitions Italia srl [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Italia srl
Percentage of undertaking	100.00%
Reg Office	Milano (MI) Via Marostica 1 cap 20146